Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Per Share data	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Common stock, no par value	$ 0	$ 0	$ 0
Common stock, Shares issued	25,158	20,461	20,461
Common stock, shares outstanding	25,158	20,461	20,461